Pioneer Variable Contracts Trust
Pioneer Bond

VCT Portfolio
Class I and II Shares
Schedule of Investments  |  September 30, 2023

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/23 (unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 110.1%
	Senior Secured Floating Rate Loan Interests — 0.5% of Net Assets*(a)
	Chemicals-Diversified — 0.0%†
44,325	LSF11 A5 HoldCo LLC, Term Loan, 8.931% (Term SOFR + 350 bps), 10/15/28	$ 43,272
	Total Chemicals-Diversified	$43,272
	Chemicals-Specialty — 0.1%
141,737	Mativ Holdings, Inc., Term B Loan, 9.181% (Term SOFR + 375 bps), 4/20/28	$ 140,409
	Total Chemicals-Specialty	$140,409
	Electric-Generation — 0.0%†
60,000	Generation Bridge Northeast LLC, Term Loan B, 9.566% (Term SOFR + 425 bps), 8/22/29	$ 60,075
	Total Electric-Generation	$60,075
	Electronic Composition — 0.0%†
48,866	Energy Acquisition LP, First Lien Initial Term Loan, 9.772% (Term SOFR + 425 bps), 6/26/25	$ 48,492
	Total Electronic Composition	$48,492
	Finance-Leasing Company — 0.1%
60,975	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 6.925% (Term SOFR + 150 bps), 2/12/27	$ 60,993
	Total Finance-Leasing Company	$60,993
	Medical-Wholesale Drug Distribution — 0.1%
62,825	Owens & Minor, Inc., Term B-1 Loan, 9.166% (Term SOFR + 375 bps), 3/29/29	$ 62,825
	Total Medical-Wholesale Drug Distribution	$62,825
	Metal Processors & Fabrication — 0.1%
112,763	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 9.53% (Term SOFR + 400 bps), 10/12/28	$ 112,058
	Total Metal Processors & Fabrication	$112,058
	Physical Practice Management — 0.1%
83,487	Team Health Holdings, Inc., Extended Term Loan, 10.566% (Term SOFR + 525 bps), 3/2/27	$ 63,844
	Total Physical Practice Management	$63,844
	Telephone-Integrated — 0.0%†
52,283	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 7.181% (Term SOFR + 175 bps), 3/1/27	$ 49,495
	Total Telephone-Integrated	$49,495
	Total Senior Secured Floating Rate Loan Interests (Cost $664,063)	$641,463

	Asset Backed Securities — 7.1% of Net Assets
292,000(a)	ACREC, Ltd., Series 2021-FL1, Class A, 6.595% (1 Month Term SOFR + 126 bps), 10/16/36 (144A)	$ 287,938
300,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class D, 7.25%, 5/21/29 (144A)	292,893
100,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class C, 6.36%, 12/20/29 (144A)	98,555
250,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class C, 7.297% (1 Month Term SOFR + 196 bps), 8/15/34 (144A)	236,524
265,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class C, 7.613% (SOFR30A + 230 bps), 1/15/37 (144A)	252,843
350,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL2, Class C, 8.782% (1 Month Term SOFR + 345 bps), 5/15/37 (144A)	341,858
195,630	Blackbird Capital Aircraft, Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	167,013
170,000(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class C, 7.613% (SOFR30A + 230 bps), 2/15/37 (144A)	162,404
250,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 8.508% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	236,633
200,000(b)	Cascade Funding Mortgage Trust, Series 2021-HB6, Class M3, 3.735%, 6/25/36 (144A)	184,063

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
200,000	Cascade MH Asset Trust, Series 2021-MH1, Class M1, 2.992%, 2/25/46 (144A)	$ 139,080
100,000	Cascade MH Asset Trust, Series 2021-MH1, Class M2, 3.693%, 2/25/46 (144A)	71,547
300,000(b)	CFMT LLC, Series 2021-HB5, Class M3, 2.91%, 2/25/31 (144A)	277,655
125,000(b)	CFMT LLC, Series 2022-HB9, Class M3, 3.25%, 9/25/37 (144A)	96,657
200,000	Commercial Equipment Finance LLC, Series 2021-A, Class C, 3.55%, 12/15/28 (144A)	188,142
375,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	362,122
143,678	CoreVest American Finance Trust, Series 2020-3, Class A, 1.358%, 8/15/53 (144A)	130,863
100,000	DataBank Issuer, Series 2021-1A, Class B, 2.65%, 2/27/51 (144A)	84,736
289,500	Domino's Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/49 (144A)	250,486
48,870	Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05%, 5/15/28	48,137
16,474(c)	Equifirst Mortgage Loan Trust, Series 2003-1, Class IF1, 4.01%, 12/25/32	14,849
400,000(b)	Finance of America HECM Buyout, Series 2022-HB1, Class M3, 5.084%, 2/25/32 (144A)	340,753
335,712(c)	Finance of America Structured Securities Trust, Series 2022-S1, Class A1, 2.00%, 2/25/52 (144A)	310,524
316,654(c)	Finance of America Structured Securities Trust, Series 2022-S1, Class A2, 3.00%, 2/25/52 (144A)	284,988
250,000	Foundation Finance Trust, Series 2019-1A, Class B, 4.22%, 11/15/34 (144A)	239,440
250,000(a)	Goldentree Loan Management US CLO 6, Ltd., Series 2019-6A, Class DR, 8.426% (3 Month Term SOFR + 310 bps), 4/20/35 (144A)	237,042
125,000(a)	HGI CRE CLO, Ltd., Series 2021-FL2, Class C, 7.245% (1 Month Term SOFR + 191 bps), 9/17/36 (144A)	119,177
196,000	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	160,506
78,915	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	68,765
100,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 7/21/31 (144A)	100,153
185,325	JG Wentworth XLIII LLC, Series 2019-1A, Class A, 3.82%, 8/17/71 (144A)	150,659
8,130	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	8,033
262,172	Libra Solutions LLC, Series 2022-2A, Class B, 8.85%, 10/15/34 (144A)	260,337
315,000(a)	MF1, Ltd., Series 2021-FL7, Class D, 7.995% (1 Month Term SOFR + 266 bps), 10/16/36 (144A)	302,212
73,403	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	62,541
44,162	MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	41,734
200,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62 (144A)	159,668
100,000	NMEF Funding LLC, Series 2021-A, Class C, 2.58%, 12/15/27 (144A)	95,244
250,000(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class C, 7.908% (3 Month Term SOFR + 260 bps), 4/15/30 (144A)	240,176
247,971(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 8.57% (PRIME + 7 bps), 4/25/48 (144A)	247,963
280,000	Republic Finance Issuance Trust, Series 2021-A, Class A, 2.30%, 12/22/31 (144A)	258,087
100,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.53%, 12/22/31 (144A)	86,415
125,000(b)	Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class A3, 4.50%, 5/25/55 (144A)	112,517
235,000(c)	SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (144A)	228,721
200,000	SCF Equipment Leasing LLC, Series 2019-2A, Class C, 3.11%, 6/21/27 (144A)	192,744
250,000(a)	Sound Point CLO XXVIII, Ltd., Series 2020-3A, Class D, 9.263% (3 Month Term SOFR + 391 bps), 1/25/32 (144A)	239,002
123,563	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	112,126
350,000(a)	STWD, Ltd., Series 2022-FL3, Class B, 7.263% (SOFR30A + 195 bps), 11/15/38 (144A)	336,603
44,628	Tricolor Auto Securitization Trust, Series 2021-1A, Class D, 1.92%, 5/15/26 (144A)	44,396
180,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	152,024
49,829	Welk Resorts LLC, Series 2019-AA, Class D, 4.03%, 6/15/38 (144A)	46,644
278,974	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	262,041
	Total Asset Backed Securities (Cost $10,164,250)	$9,426,233

	Collateralized Mortgage Obligations—8.0% of Net Assets
130,402(b)	Ajax Mortgage Loan Trust, Series 2021-A, Class A1, 1.065%, 9/25/65 (144A)	$ 110,415

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/23 (unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
144,476(a)	Bellemeade Re, Ltd., Series 2018-3A, Class M2, 8.184% (1 Month USD LIBOR + 275 bps), 10/25/28 (144A)	$ 145,181
110,316(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 8.134% (1 Month USD LIBOR + 270 bps), 3/25/29 (144A)	111,070
95,893(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M1C, 9.134% (SOFR30A + 381 bps), 10/25/30 (144A)	96,808
52,195(a)	Bellemeade Re, Ltd., Series 2020-4A, Class M2B, 9.034% (1 Month USD LIBOR + 360 bps), 6/25/30 (144A)	52,523
450,000(b)	BINOM Securitization Trust, Series 2022-RPL1, Class M2, 3.00%, 2/25/61 (144A)	286,685
100,000(b)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	84,316
180,000(b)	CIM Trust, Series 2020-R2, Class M3, 3.00%, 10/25/59 (144A)	123,650
233,800(b)	CIM Trust, Series 2021-J1, Class B1, 2.659%, 3/25/51 (144A)	173,642
400,000(b)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class M3, 3.25%, 3/25/61 (144A)	310,427
94,204(b)	Citigroup Mortgage Loan Trust, Series 2021-INV1, Class B1W, 2.708%, 5/25/51 (144A)	69,493
20,299(a)	Connecticut Avenue Securities Trust, Series 2019-R01, Class 2M2, 7.879% (SOFR30A + 256 bps), 7/25/31 (144A)	20,375
290(a)	Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M2, 7.579% (SOFR30A + 226 bps), 9/25/31 (144A)	290
7,036(a)	Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M2, 7.529% (SOFR30A + 221 bps), 10/25/39 (144A)	7,047
26,963(a)	Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M2, 7.429% (SOFR30A + 211 bps), 1/25/40 (144A)	27,031
85,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 8.315% (SOFR30A + 300 bps), 1/25/42 (144A)	84,841
200,000(b)	CSMC Trust, Series 2021-RPL2, Class M1, 2.75%, 1/25/60 (144A)	136,314
150,000(b)	CSMC Trust, Series 2021-RPL2, Class M2, 3.25%, 1/25/60 (144A)	98,664
65,384(a)	Eagle Re, Ltd., Series 2018-1, Class M1, 7.129% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	65,435
200,000(a)(d)	Eagle Re, Ltd., Series 2023-1, Class M1B, 9.265% (SOFR30A + 395 bps), 9/26/33 (144A)	200,000
12,660	Federal Home Loan Mortgage Corp. REMICs, Series 2944, Class OH, 5.50%, 3/15/35	12,532
177,568(a)(e)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 1.122% (SOFR30A + 644 bps), 8/15/42	17,096
82,809(e)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	15,606
109,553(e)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	21,239
626	Federal National Mortgage Association REMICs, Series 2009-36, Class HX, 4.50%, 6/25/29	615
550,000	Federal National Mortgage Association REMICs, Series 2013-61, Class BY, 3.00%, 6/25/43	412,781
74,277(e)	Federal National Mortgage Association REMICs, Series 2020-83, Class EI, 4.00%, 11/25/50	15,114
63,646(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA5, Class M2, 8.115% (SOFR30A + 280 bps), 10/25/50 (144A)	64,263
200	Government National Mortgage Association, Series 2012-130, Class PA, 3.00%, 4/20/41	199
424,151(e)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	74,415
377,408(a)(e)	Government National Mortgage Association, Series 2020-9, Class SA, 3.35% (1 Month Term SOFR + 324 bps), 1/20/50	3,644
165,000(b)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	106,216
74,635(b)	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A3, 2.352%, 9/27/60 (144A)	67,079
325,291(b)	GS Mortgage-Backed Securities Trust, Series 2022-PJ1, Class A4, 2.50%, 5/28/52 (144A)	237,729
68,968(a)	Home Re, Ltd., Series 2019-1, Class M1, 7.084% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	68,968
77,228(a)	Home Re, Ltd., Series 2020-1, Class M2, 10.684% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	77,994
130,000(b)	Homeward Opportunities Fund I Trust, Series 2020-2, Class A3, 3.196%, 5/25/65 (144A)	120,127
100,000(b)	Homeward Opportunities Fund I Trust, Series 2020-2, Class M1, 3.897%, 5/25/65 (144A)	89,001
163,869(b)	Hundred Acre Wood Trust, Series 2021-INV1, Class B1, 3.226%, 7/25/51 (144A)	127,700
440,352(b)	Hundred Acre Wood Trust, Series 2021-INV3, Class A3, 2.50%, 12/25/51 (144A)	332,276
100,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B1, 3.295%, 9/25/56 (144A)	55,671

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
100,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	$ 55,488
379,745	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	347,466
235,310(b)	JP Morgan Mortgage Trust, Series 2019-HYB1, Class B3, 4.737%, 10/25/49 (144A)	215,569
143,781(b)	JP Morgan Mortgage Trust, Series 2021-12, Class B1, 3.166%, 2/25/52 (144A)	108,981
129,485(b)	JP Morgan Mortgage Trust, Series 2021-13, Class B1, 3.142%, 4/25/52 (144A)	97,563
103,802(b)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B1, 2.98%, 10/25/51 (144A)	77,767
188,730(b)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B2, 2.98%, 10/25/51 (144A)	132,337
215,000(b)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	138,103
275,000(b)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.524%, 7/25/52 (144A)	157,078
12,443(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 2.75% (Panamanian Mortgage Reference Rate - 300 bps), 9/8/39 (144A)	11,821
424,991(b)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A15, 2.50%, 8/25/51 (144A)	311,654
282,818(b)	Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B1, 2.669%, 6/25/51 (144A)	204,132
193,229(b)	Mello Mortgage Capital Acceptance, Series 2022-INV1, Class B1, 3.321%, 3/25/52 (144A)	145,207
71,865(b)	MFA Trust, Series 2020-NQM1, Class A3, 2.30%, 8/25/49 (144A)	63,991
400,000(b)	Mill City Mortgage Loan Trust, Series 2019-GS2, Class M3, 3.25%, 8/25/59 (144A)	304,595
337,587(b)	Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B2, 2.949%, 3/25/51 (144A)	244,771
61,507(b)	New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.492%, 9/25/59 (144A)	56,675
200,000	NYMT Loan Trust, Series 2022-CP1, Class M1, 3.215%, 7/25/61 (144A)	154,118
99,739(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 10.679% (SOFR30A + 536 bps), 10/25/30 (144A)	101,571
328,174(b)	PRMI Securitization Trust, Series 2021-1, Class B1, 2.479%, 4/25/51 (144A)	227,038
188,068(b)	Provident Funding Mortgage Trust, Series 2021-J1, Class B1, 2.637%, 10/25/51 (144A)	139,328
150,000(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 8.015% (SOFR30A + 270 bps), 7/25/33 (144A)	150,744
334,589(b)	Rate Mortgage Trust, Series 2021-HB1, Class B2, 2.703%, 12/25/51 (144A)	229,621
142,534(b)	Rate Mortgage Trust, Series 2021-J3, Class B2, 2.713%, 10/25/51 (144A)	101,793
377,640(b)	RCKT Mortgage Trust, Series 2021-2, Class B1A, 2.563%, 6/25/51 (144A)	270,514
313,750(b)	RCKT Mortgage Trust, Series 2021-3, Class A25, 2.50%, 7/25/51 (144A)	229,294
333,621(b)	RCKT Mortgage Trust, Series 2021-4, Class B1A, 3.007%, 9/25/51 (144A)	250,333
400,000(b)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	251,926
69,646(b)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	55,716
203,417(b)	RMF Proprietary Issuance Trust, Series 2021-2, Class A, 2.125%, 9/25/61 (144A)	144,420
5,092(b)	Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.50%, 8/25/48 (144A)	4,939
150,000(b)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	88,505
380,000(a)	STACR Trust, Series 2018-HRP2, Class B1, 9.629% (SOFR30A + 431 bps), 2/25/47 (144A)	403,744
140,000(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 7.584% (1 Month Term SOFR + 226 bps), 10/25/48 (144A)	131,780
362,002(b)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	294,412
168,755(b)	UWM Mortgage Trust, Series 2021-INV5, Class B1, 3.239%, 1/25/52 (144A)	127,831
108,304(b)	Visio Trust, Series 2019-2, Class A1, 2.722%, 11/25/54 (144A)	101,541
100,000(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	64,110
345,000(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	202,737
	Total Collateralized Mortgage Obligations (Cost $13,446,216)	$10,523,685

	Commercial Mortgage-Backed Securities—4.1% of Net Assets
150,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 8.163% (SOFR30A + 285 bps), 1/20/37 (144A)	$ 140,815
131,602(c)(e)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000%, 7/25/37 (144A)	—
250,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	230,121
200,000(b)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.391%, 9/15/48 (144A)	108,338
100,000(b)	Benchmark Mortgage Trust, Series 2022-B34, Class AM, 3.96%, 4/15/55	78,628

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/23 (unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
500,000(b)	BX Commercial Mortgage Trust, Series 2021-VIV5, Class A, 2.843%, 3/9/44 (144A)	$ 405,251
400,000	BX Trust, Series 2019-OC11, Class A, 3.202%, 12/9/41 (144A)	337,152
450,000(a)	BX Trust, Series 2021-ARIA, Class D, 7.342% (1 Month Term SOFR + 201 bps), 10/15/36 (144A)	429,383
125,000(b)	Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class B, 4.727%, 9/10/58	104,583
234,973	Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A3, 3.963%, 6/10/51	214,434
1,376,017(b)(e)	COMM Mortgage Trust, Series 2014-CR18, Class XA, 1.072%, 7/15/47	4,779
100,000(b)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035%, 2/10/48	85,635
175,908	COMM Mortgage Trust, Series 2016-CR28, Class AHR, 3.651%, 2/10/49	167,824
225,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 9.315% (SOFR30A + 400 bps), 11/25/51 (144A)	213,519
150,000(b)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.216%, 7/25/27 (144A)	135,798
109,208(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class B, 7.876% (SOFR30A + 256 bps), 10/25/28	101,962
100,000(b)	FREMF Mortgage Trust, Series 2019-K88, Class C, 4.528%, 2/25/52 (144A)	90,453
134,133(a)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 7.726% (SOFR30A + 241 bps), 6/25/26 (144A)	128,002
209,911(a)	FREMF Mortgage Trust, Series 2019-KF66, Class B, 7.826% (SOFR30A + 251 bps), 7/25/29 (144A)	192,580
97,613(b)	FRESB Mortgage Trust, Series 2018-SB52, Class A7F, 3.39%, 6/25/25	93,745
659,460(b)(e)	Government National Mortgage Association, Series 2017-21, Class IO, 0.633%, 10/16/58	22,795
250,000(a)	GS Mortgage Securities Corportation Trust, Series 2021-IP, Class D, 7.547% (1 Month Term SOFR + 221 bps), 10/15/36 (144A)	231,301
323,000	ILPT Trust, Series 2019-SURF, Class A, 4.145%, 2/11/41 (144A)	286,861
250,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	223,750
150,000(b)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class B, 3.99%, 6/15/49	116,797
100,000(b)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class D, 3.187%, 12/15/49 (144A)	58,134
250,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	228,312
1,600,000(b)(e)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.204%, 6/15/51	8,169
225,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	198,041
60,000(b)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class C, 4.264%, 3/15/48	45,948
250,000(b)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.419%, 7/11/40 (144A)	201,299
85,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	48,365
225,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 8.384% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	211,523
325,000(a)	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class B, 8.264% (1 Month Term SOFR + 293 bps), 5/15/37 (144A)	317,150
	Total Commercial Mortgage-Backed Securities (Cost $6,431,258)	$5,461,447

	Corporate Bonds — 31.8% of Net Assets
	Aerospace & Defense — 0.4%
119,000	Boeing Co., 3.75%, 2/1/50	$ 80,845
480,000	Boeing Co., 3.90%, 5/1/49	334,721
125,000	Boeing Co., 5.805%, 5/1/50	113,190
	Total Aerospace & Defense	$528,756
	Airlines — 0.4%
197,160	Air Canada 2017-1 Class AA Pass Through Trust, 3.30%, 1/15/30 (144A)	$ 172,488
40,950	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	35,581
85,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	80,779
136,322	JetBlue 2019-1 Class AA Pass Through Trust, 2.75%, 5/15/32	114,242

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Airlines — (continued)
51,021	JetBlue 2020-1 Class A Pass Through Trust, 4.00%, 11/15/32	$ 45,910
62,710	United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 1/15/26	60,708
	Total Airlines	$509,708
	Auto Manufacturers — 1.0%
125,000	Ford Motor Co., 6.10%, 8/19/32	$ 117,739
200,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	161,611
200,000	Ford Motor Credit Co. LLC, 7.35%, 3/6/30	202,536
216,000	General Motors Co., 6.60%, 4/1/36	209,909
285,000	General Motors Financial Co., Inc., 6.40%, 1/9/33	278,332
295,000	Hyundai Capital America, 5.80%, 4/1/30 (144A)	286,998
115,000	Hyundai Capital America, 6.20%, 9/21/30 (144A)	113,271
	Total Auto Manufacturers	$1,370,396
	Auto Parts & Equipment — 0.1%
150,000	ZF North America Capital, Inc., 6.875%, 4/14/28 (144A)	$ 146,857
	Total Auto Parts & Equipment	$146,857
	Banks — 9.9%
800,000(b)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 588,674
535,000(b)	AIB Group Plc, 4.263% (3 Month USD LIBOR + 187 bps), 4/10/25 (144A)	527,383
318,000	Banco Santander Chile, 2.70%, 1/10/25 (144A)	304,915
600,000(b)	Banco Santander SA, 3.225% (1 Year CMT Index + 160 bps), 11/22/32	454,091
375,000(b)	Bank of America Corp., 2.572% (SOFR + 121 bps), 10/20/32	288,147
663,000(b)	Bank of America Corp., 2.884% (3 Month Term SOFR + 145 bps), 10/22/30	552,369
150,000(b)	Bank of New York Mellon Corp., 5.834% (SOFR + 207 bps), 10/25/33	147,449
590,000(b)	Bank of Nova Scotia, 4.588% (5 Year CMT Index + 205 bps), 5/4/37	491,736
440,000(b)	Barclays Plc, 5.746% (1 Year CMT Index + 300 bps), 8/9/33	406,060
260,000(b)	Barclays Plc, 6.692% (SOFR + 262 bps), 9/13/34	253,833
255,000(b)	BNP Paribas SA, 2.159% (SOFR + 122 bps), 9/15/29 (144A)	210,253
390,000(b)	BPCE SA, 3.116% (SOFR + 173 bps), 10/19/32 (144A)	290,492
200,000	BPCE SA, 4.875%, 4/1/26 (144A)	191,709
260,000(b)	CaixaBank S.A., 6.84% (SOFR + 277 bps), 9/13/34 (144A)	254,665
250,000(b)	Citigroup, Inc., 2.52% (SOFR + 118 bps), 11/3/32	190,200
185,000(b)	Citigroup, Inc., 4.91% (SOFR + 209 bps), 5/24/33	168,333
365,000(b)	Comerica Bank, 5.332% (SOFR + 261 bps), 8/25/33	301,004
235,000(b)	Goldman Sachs Group, Inc., 2.65% (SOFR + 126 bps), 10/21/32	181,389
286,000(b)	Goldman Sachs Group, Inc., 3.272% (3 Month Term SOFR + 146 bps), 9/29/25	277,132
215,000(b)	Goldman Sachs Group, Inc., 4.223% (3 Month Term SOFR + 156 bps), 5/1/29	198,881
355,000(b)	HSBC Holdings Plc, 2.206% (SOFR + 129 bps), 8/17/29	292,602
375,000(b)	HSBC Holdings Plc, 2.871% (SOFR + 141 bps), 11/22/32	288,223
200,000(b)	HSBC Holdings Plc, 6.161% (SOFR + 197 bps), 3/9/29	197,989
200,000(b)	ING Groep NV, 4.252% (SOFR + 207 bps), 3/28/33	172,646
635,000(b)(f)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	409,382
245,000(b)	Intesa Sanpaolo S.p.A., 7.778% (1 Year CMT Index + 390 bps), 6/20/54 (144A)	220,638
305,000(b)	JPMorgan Chase & Co., 2.545% (SOFR + 118 bps), 11/8/32	236,038
90,000(b)	JPMorgan Chase & Co., 4.586% (SOFR + 180 bps), 4/26/33	81,130
200,000(b)	Lloyds Banking Group Plc, 4.976% (1 Year CMT Index + 230 bps), 8/11/33	177,485
310,000(b)	Lloyds Banking Group Plc, 7.953% (1 Year CMT Index + 375 bps), 11/15/33	320,642
205,000(b)(f)	Lloyds Banking Group Plc, 8.00% (5 Year CMT Index + 391 bps)	183,776
335,000(b)	Macquarie Group, Ltd., 2.691% (SOFR + 144 bps), 6/23/32 (144A)	256,666

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/23 (unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
195,000(b)	Macquarie Group, Ltd., 2.871% (SOFR + 153 bps), 1/14/33 (144A)	$ 147,381
305,000(b)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	271,760
60,000(b)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	56,081
645,000(b)(f)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	469,002
210,000(b)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	182,338
200,000(b)	Societe Generale SA, 4.027% (1 Year CMT Index + 190 bps), 1/21/43 (144A)	125,485
200,000(b)(f)	Societe Generale SA, 5.375% (5 Year CMT Index + 451 bps) (144A)	142,615
225,000(b)	Societe Generale SA, 6.221% (1 Year CMT Index + 320 bps), 6/15/33 (144A)	203,763
375,000(b)	Standard Chartered Plc, 3.603% (1 Year CMT Index + 190 bps), 1/12/33 (144A)	287,882
200,000(b)	Standard Chartered Plc, 6.296% (1 Year CMT Index + 258 bps), 7/6/34 (144A)	192,930
415,000(b)	UBS Group AG, 2.746% (1 Year CMT Index + 110 bps), 2/11/33 (144A)	313,758
200,000(b)	UBS Group AG, 6.301% (1 Year CMT Index + 200 bps), 9/22/34 (144A)	195,332
700,000(b)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	641,254
240,000(b)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	201,193
200,000(b)	UniCredit S.p.A., 7.296% (5 Year USD Swap Rate + 491 bps), 4/2/34 (144A)	188,406
595,000(b)	US Bancorp, 2.491% (5 Year CMT Index + 95 bps), 11/3/36	419,175
	Total Banks	$13,154,287
	Biotechnology — 0.1%
170,000	Amgen, Inc., 5.25%, 3/2/33	$ 162,513
	Total Biotechnology	$162,513
	Building Materials — 0.3%
230,000(d)	AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28 (144A)	$ 227,412
150,000	Fortune Brands Innovations, Inc., 4.50%, 3/25/52	110,491
	Total Building Materials	$337,903
	Chemicals — 0.7%
236,000	Albemarle Corp., 5.05%, 6/1/32	$ 214,105
329,000	Albemarle Corp., 5.65%, 6/1/52	274,841
390,000	OCI NV, 6.70%, 3/16/33 (144A)	372,120
	Total Chemicals	$861,066
	Commercial Services — 0.6%
123,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$ 116,547
220,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	201,313
180,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	166,710
165,000	S&P Global, Inc., 5.25%, 9/15/33 (144A)	160,831
200,000	Sotheby's, 7.375%, 10/15/27 (144A)	184,084
	Total Commercial Services	$829,485
	Diversified Financial Services — 3.1%
225,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 178,855
265,000	Air Lease Corp., 2.10%, 9/1/28	220,009
165,000	Air Lease Corp., 2.875%, 1/15/32	128,604
215,000	Air Lease Corp., 3.125%, 12/1/30	175,067
395,000	Ally Financial, Inc., 4.75%, 6/9/27	364,118
50,000(b)	Ally Financial, Inc., 6.992% (SOFR + 326 bps), 6/13/29	48,925
60,000	Ally Financial, Inc., 8.00%, 11/1/31	60,578
245,000	Ameriprise Financial, Inc., 5.15%, 5/15/33	231,414
30,000	Avolon Holdings Funding, Ltd., 3.95%, 7/1/24 (144A)	29,364
270,000	Avolon Holdings Funding, Ltd., 6.375%, 5/4/28 (144A)	265,276

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
225,000	B3 SA - Brasil Bolsa Balcao, 4.125%, 9/20/31 (144A)	$ 186,207
285,000(b)	Capital One Financial Corp., 2.359% (SOFR + 134 bps), 7/29/32	195,298
125,000(b)	Capital One Financial Corp., 5.247% (SOFR + 260 bps), 7/26/30	115,877
310,000(b)	Capital One Financial Corp., 5.268% (SOFR + 237 bps), 5/10/33	274,191
30,000(b)	Capital One Financial Corp., 5.817% (SOFR + 260 bps), 2/1/34	27,036
140,000(b)	Capital One Financial Corp., 6.377% (SOFR + 286 bps), 6/8/34	132,120
220,000(b)	Charles Schwab Corp., 5.853% (SOFR + 250 bps), 5/19/34	209,197
485,000	Nomura Holdings, Inc., 2.999%, 1/22/32	375,864
225,000	Nomura Holdings, Inc., 5.605%, 7/6/29	217,960
140,000	OneMain Finance Corp., 3.50%, 1/15/27	119,875
404,000	OneMain Finance Corp., 4.00%, 9/15/30	303,143
283,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	239,135
	Total Diversified Financial Services	$4,098,113
	Electric — 0.8%
210,000(b)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	$ 171,150
70,000	Entergy Louisiana LLC, 4.75%, 9/15/52	57,550
130,000	Monongahela Power Co., 5.85%, 2/15/34 (144A)	127,600
185,000	NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/25	185,280
255,000	Puget Energy, Inc., 2.379%, 6/15/28	218,132
220,000	Puget Energy, Inc., 4.10%, 6/15/30	191,692
55,000	Puget Energy, Inc., 4.224%, 3/15/32	46,931
120,000	Vistra Operations Co. LLC, 6.95%, 10/15/33 (144A)	117,700
	Total Electric	$1,116,035
	Energy-Alternate Sources — 0.0%†
35,226	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 31,631
	Total Energy-Alternate Sources	$31,631
	Entertainment — 0.2%
400,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	$ 319,310
	Total Entertainment	$319,310
	Food — 0.9%
120,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 2/2/29	$ 100,702
57,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 5/15/32	43,000
255,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/1/33	233,214
90,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 12/1/52	80,576
455,000	Minerva Luxembourg SA, 4.375%, 3/18/31 (144A)	352,102
220,000	Smithfield Foods, Inc., 2.625%, 9/13/31 (144A)	157,742
200,000	Smithfield Foods, Inc., 3.00%, 10/15/30 (144A)	152,882
21,000	Smithfield Foods, Inc., 5.20%, 4/1/29 (144A)	19,181
	Total Food	$1,139,399
	Gas — 0.6%
110,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$ 98,861
380,000	KeySpan Gas East Corp., 5.994%, 3/6/33 (144A)	366,712
158,753	Nakilat, Inc., 6.267%, 12/31/33 (144A)	164,151
120,000	NiSource, Inc., 5.40%, 6/30/33	115,014
	Total Gas	$744,738

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/23 (unaudited) (continued)
Principal Amount USD ($)		Value
	Hand & Machine Tools — 0.2%
125,000	Kennametal, Inc., 2.80%, 3/1/31	$ 98,171
125,000	Regal Rexnord Corp., 6.30%, 2/15/30 (144A)	120,746
	Total Hand & Machine Tools	$218,917
	Healthcare-Products — 0.3%
77,000	Edwards Lifesciences Corp., 4.30%, 6/15/28	$ 72,602
348,000	Smith & Nephew Plc, 2.032%, 10/14/30	267,908
	Total Healthcare-Products	$340,510
	Healthcare-Services — 0.1%
140,000	Elevance Health, Inc., 4.55%, 5/15/52	$ 113,269
65,000	Elevance Health, Inc., 6.10%, 10/15/52	65,406
	Total Healthcare-Services	$178,675
	Insurance — 2.0%
185,000	Brown & Brown, Inc., 4.20%, 3/17/32	$ 160,054
270,000	CNA Financial Corp., 5.50%, 6/15/33	254,399
470,000	CNO Global Funding, 2.65%, 1/6/29 (144A)	392,397
100,000(b)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	85,118
340,000(b)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	254,672
645,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	631,040
155,000	Metropolitan Life Global Funding I, 5.15%, 3/28/33 (144A)	146,777
475,000	Nationwide Mutual Insurance Co., 4.35%, 4/30/50 (144A)	339,370
355,000(b)	Nippon Life Insurance Co., 2.90% (5 Year CMT Index + 260 bps), 9/16/51 (144A)	278,246
86,000	Primerica, Inc., 2.80%, 11/19/31	68,095
26,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	27,342
	Total Insurance	$2,637,510
	Iron & Steel — 0.1%
11,000	ATI, Inc., 7.25%, 8/15/30	$ 10,917
71,000	Commercial Metals Co., 4.375%, 3/15/32	59,551
	Total Iron & Steel	$70,468
	Lodging — 0.4%
55,000	Marriott International, Inc., 4.90%, 4/15/29	$ 52,440
520,000	Marriott International, Inc., 3.50%, 10/15/32	425,464
100,000	Marriott International, Inc., 4.625%, 6/15/30	92,116
	Total Lodging	$570,020
	Machinery-Diversified — 0.2%
210,000	CNH Industrial Capital LLC, 4.55%, 4/10/28	$ 199,518
100,000	Nordson Corp., 5.80%, 9/15/33	97,680
	Total Machinery-Diversified	$297,198
	Media — 0.5%
40,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 30,606
275,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	230,849
70,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31 (144A)	67,608
135,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.40%, 4/1/33	114,823
301,000	CSC Holdings LLC, 4.50%, 11/15/31 (144A)	213,041
	Total Media	$656,927

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Mining — 0.4%
335,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	$ 269,729
265,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	263,723
	Total Mining	$533,452
	Multi-National — 0.1%
230,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	$ 182,620
	Total Multi-National	$182,620
	Oil & Gas — 1.1%
640,000	Aker BP ASA, 3.10%, 7/15/31 (144A)	$ 512,180
235,000	ConocoPhillips Co., 5.55%, 3/15/54	223,350
450,000	Phillips 66 Co., 3.75%, 3/1/28	417,844
312,000	Valero Energy Corp., 6.625%, 6/15/37	319,841
	Total Oil & Gas	$1,473,215
	Pharmaceuticals — 0.3%
35,000	CVS Health Corp., 5.25%, 1/30/31	$ 33,629
260,000	CVS Health Corp., 5.25%, 2/21/33	246,326
200,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	180,800
	Total Pharmaceuticals	$460,755
	Pipelines — 2.4%
75,000	Boardwalk Pipelines LP, 3.60%, 9/1/32	$ 61,182
125,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 7.375%, 2/1/31 (144A)	127,306
160,000(b)	Enbridge, Inc., 8.50% (5 Year CMT Index + 443 bps), 1/15/84	158,683
40,000	Energy Transfer LP, 4.15%, 9/15/29	36,228
479,000	Energy Transfer LP, 4.95%, 5/15/28	458,259
224,000	Energy Transfer LP, 5.35%, 5/15/45	183,680
140,000	Energy Transfer LP, 6.00%, 6/15/48	124,255
241,000(b)(f)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	207,783
280,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	218,772
134,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	111,220
545,000	Kinder Morgan, Inc., 5.45%, 8/1/52	463,228
230,000	MPLX LP, 4.95%, 3/14/52	179,940
230,000	NGPL PipeCo LLC, 3.25%, 7/15/31 (144A)	182,830
130,000	ONEOK, Inc., 6.05%, 9/1/33	127,716
65,000	Venture Global LNG, Inc., 8.125%, 6/1/28 (144A)	64,359
115,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	113,052
89,000	Williams Cos., Inc., 7.75%, 6/15/31	95,439
250,000	Williams Cos., Inc., 7.50%, 1/15/31	265,862
	Total Pipelines	$3,179,794
	REITs — 1.6%
255,000	Healthcare Realty Holdings LP, 3.10%, 2/15/30	$ 212,324
47,000	Highwoods Realty LP, 2.60%, 2/1/31	33,747
15,000	Highwoods Realty LP, 3.05%, 2/15/30	11,528
41,000	Highwoods Realty LP, 4.125%, 3/15/28	36,637
285,000	LXP Industrial Trust, 2.375%, 10/1/31	208,870
165,000	LXP Industrial Trust, 2.70%, 9/15/30	127,770
498,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	310,986
500,000	Simon Property Group LP , 5.50%, 3/8/33	474,379

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/23 (unaudited) (continued)
Principal Amount USD ($)		Value
	REITs — (continued)
500,000	Sun Communities Operating LP , 5.70%, 1/15/33	$ 472,457
180,000	UDR, Inc., 4.40%, 1/26/29	166,302
	Total REITs	$2,055,000
	Retail — 0.8%
55,000	AutoNation, Inc., 1.95%, 8/1/28	$ 44,800
55,000	AutoNation, Inc., 2.40%, 8/1/31	40,547
245,000	AutoNation, Inc., 3.85%, 3/1/32	199,136
125,000	AutoNation, Inc., 4.75%, 6/1/30	112,625
375,000	Dollar Tree, Inc., 2.65%, 12/1/31	290,606
295,000	Lowe's Cos., Inc., 3.75%, 4/1/32	255,441
90,000	Tractor Supply Co., 5.25%, 5/15/33	84,983
	Total Retail	$1,028,138
	Semiconductors — 0.8%
35,000	Broadcom, Inc., 3.137%, 11/15/35 (144A)	$ 25,518
475,000	Broadcom, Inc., 3.187%, 11/15/36 (144A)	341,044
130,000	Broadcom, Inc., 4.15%, 4/15/32 (144A)	112,816
100,000	Broadcom, Inc., 4.30%, 11/15/32	87,244
200,000	Foundry JV Holdco LLC, 5.875%, 1/25/34 (144A)	191,050
313,000	Skyworks Solutions, Inc., 3.00%, 6/1/31	244,765
	Total Semiconductors	$1,002,437
	Software — 0.3%
423,000	Autodesk, Inc., 2.40%, 12/15/31	$ 333,446
	Total Software	$333,446
	Telecommunications — 0.8%
255,000	Altice France SA, 5.50%, 1/15/28 (144A)	$ 196,406
315,000	Motorola Solutions, Inc., 2.30%, 11/15/30	244,614
150,000	Motorola Solutions, Inc., 5.60%, 6/1/32	143,498
175,000	T-Mobile USA, Inc., 2.70%, 3/15/32	136,891
165,000	T-Mobile USA, Inc., 5.05%, 7/15/33	153,089
145,000	T-Mobile USA, Inc., 5.20%, 1/15/33	136,846
115,000	T-Mobile USA, Inc., 5.75%, 1/15/34	112,185
	Total Telecommunications	$1,123,529
	Trucking & Leasing — 0.3%
95,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40%, 7/1/27 (144A)	$ 89,028
275,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.55%, 5/1/28 (144A)	266,379
25,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.05%, 8/1/28 (144A)	24,686
	Total Trucking & Leasing	$380,093
	Total Corporate Bonds (Cost $49,029,976)	$42,072,901

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Convertible Preferred Stock — 0.7% of Net Assets
	Banks — 0.7%
781(f)	Wells Fargo & Co., 7.50%	$ 870,815
	Total Banks	$870,815
	Total Convertible Preferred Stock (Cost $997,534)	$870,815

Principal Amount USD ($)
	Municipal Bonds — 0.0%† of Net Assets
	Virginia — 0.0%†
50,000(g)	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 4.00%, 5/15/32	$ 50,058
	Total Virginia	$50,058
	Total Municipal Bonds (Cost $52,530)	$50,058

Face Amount USD ($)
	Insurance-Linked Securities — 0.0%† of Net Assets
	Reinsurance Sidecars — 0.0%†
	Multiperil – Worldwide — 0.0%†
25,723(h)(i)+#	Lorenz Re 2019, 6/30/24	$ 252
	Total Reinsurance Sidecars	$252
	Total Insurance-Linked Securities (Cost $4,281)	$252

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 55.7% of Net Assets
443,240	Federal Home Loan Mortgage Corp., 1.500%, 12/1/41	$ 342,067
91,675	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	70,749
90,344	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	69,722
446,489	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	344,573
178,382	Federal Home Loan Mortgage Corp., 1.500%, 2/1/42	137,664
268,512	Federal Home Loan Mortgage Corp., 1.500%, 2/1/42	207,219
91,895	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	70,917
94,056	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	71,760
899,263	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	717,658
278,586	Federal Home Loan Mortgage Corp., 2.500%, 4/1/52	221,467
13,662	Federal Home Loan Mortgage Corp., 3.000%, 10/1/29	12,755
15,085	Federal Home Loan Mortgage Corp., 3.000%, 9/1/42	12,915
75,916	Federal Home Loan Mortgage Corp., 3.000%, 11/1/42	64,990
26,295	Federal Home Loan Mortgage Corp., 3.000%, 4/1/43	22,510
64,539	Federal Home Loan Mortgage Corp., 3.000%, 6/1/46	54,645
20,406	Federal Home Loan Mortgage Corp., 3.000%, 12/1/46	17,273
89,764	Federal Home Loan Mortgage Corp., 3.000%, 1/1/52	74,276
155,296	Federal Home Loan Mortgage Corp., 3.000%, 9/1/52	128,495
105,783	Federal Home Loan Mortgage Corp., 3.000%, 4/1/53	87,513
15,507	Federal Home Loan Mortgage Corp., 3.500%, 7/1/29	14,833
19,904	Federal Home Loan Mortgage Corp., 3.500%, 10/1/42	17,685

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/23 (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
82,411	Federal Home Loan Mortgage Corp., 3.500%, 6/1/45	$ 72,602
70,417	Federal Home Loan Mortgage Corp., 3.500%, 10/1/45	61,977
82,379	Federal Home Loan Mortgage Corp., 3.500%, 7/1/46	72,964
109,868	Federal Home Loan Mortgage Corp., 3.500%, 8/1/46	96,791
150,986	Federal Home Loan Mortgage Corp., 3.500%, 12/1/46	133,216
8,639	Federal Home Loan Mortgage Corp., 3.500%, 6/1/47	7,601
102,755	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	89,151
85,581	Federal Home Loan Mortgage Corp., 4.000%, 11/1/41	78,626
54,309	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	49,794
16,717	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	15,123
11,954	Federal Home Loan Mortgage Corp., 4.000%, 6/1/50	10,751
90,360	Federal Home Loan Mortgage Corp., 4.000%, 9/1/53	80,479
1,565	Federal Home Loan Mortgage Corp., 5.000%, 9/1/38	1,534
1,705	Federal Home Loan Mortgage Corp., 5.000%, 10/1/38	1,671
3,398	Federal Home Loan Mortgage Corp., 5.000%, 5/1/39	3,307
8,860	Federal Home Loan Mortgage Corp., 5.000%, 12/1/39	8,618
92,543	Federal Home Loan Mortgage Corp., 5.000%, 9/1/52	88,985
92,877	Federal Home Loan Mortgage Corp., 5.000%, 10/1/52	89,305
291,126	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	274,815
381,561	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	360,124
99,465	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	93,915
4,128	Federal Home Loan Mortgage Corp., 5.500%, 9/1/33	4,113
5,673	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	5,674
185,091	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	181,689
99,935	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	96,624
98,136	Federal Home Loan Mortgage Corp., 5.500%, 7/1/53	94,907
488	Federal Home Loan Mortgage Corp., 6.000%, 11/1/32	482
1,757	Federal Home Loan Mortgage Corp., 6.000%, 12/1/32	1,766
3,530	Federal Home Loan Mortgage Corp., 6.000%, 2/1/33	3,570
2,402	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	2,390
480	Federal Home Loan Mortgage Corp., 6.000%, 12/1/36	478
199,164	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	197,563
150,748	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	148,821
99,779	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	98,784
700,720	Federal Home Loan Mortgage Corp., 6.000%, 8/1/53	691,763
1,043	Federal Home Loan Mortgage Corp., 6.500%, 1/1/29	1,051
522	Federal Home Loan Mortgage Corp., 6.500%, 4/1/31	532
2,357	Federal Home Loan Mortgage Corp., 6.500%, 10/1/31	2,372
658	Federal Home Loan Mortgage Corp., 6.500%, 2/1/32	668
3,919	Federal Home Loan Mortgage Corp., 6.500%, 4/1/32	3,980
1,677	Federal Home Loan Mortgage Corp., 6.500%, 7/1/32	1,705
56,044	Federal Home Loan Mortgage Corp., 6.500%, 1/1/53	56,493
280,516	Federal Home Loan Mortgage Corp., 6.500%, 2/1/53	288,781
98,901	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	99,816
99,924	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	100,606
99,884	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	100,574
199,825	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	201,774
492	Federal Home Loan Mortgage Corp., 7.000%, 2/1/31	500
763	Federal Home Loan Mortgage Corp., 7.000%, 4/1/32	786

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
564	Federal Home Loan Mortgage Corp., 7.500%, 8/1/31	$ 569
872,769	Federal National Mortgage Association, 1.500%, 11/1/41	673,682
356,397	Federal National Mortgage Association, 1.500%, 1/1/42	275,094
453,936	Federal National Mortgage Association, 1.500%, 2/1/42	350,379
179,637	Federal National Mortgage Association, 1.500%, 3/1/42	138,655
600,000	Federal National Mortgage Association, 2.000%, 10/15/38 (TBA)	514,441
586,713	Federal National Mortgage Association, 2.000%, 12/1/41	466,532
440,588	Federal National Mortgage Association, 2.000%, 4/1/42	350,760
305,661	Federal National Mortgage Association, 2.000%, 11/1/51	236,769
274,730	Federal National Mortgage Association, 2.000%, 3/1/52	209,540
1,600,000	Federal National Mortgage Association, 2.000%, 10/15/53 (TBA)	1,216,875
8,385	Federal National Mortgage Association, 2.500%, 7/1/30	7,644
7,282	Federal National Mortgage Association, 2.500%, 7/1/30	6,638
13,650	Federal National Mortgage Association, 2.500%, 7/1/30	12,443
500,000	Federal National Mortgage Association, 2.500%, 10/1/38 (TBA)	440,547
31,986	Federal National Mortgage Association, 2.500%, 2/1/43	26,049
6,847	Federal National Mortgage Association, 2.500%, 2/1/43	5,526
5,600	Federal National Mortgage Association, 2.500%, 3/1/43	4,562
5,578	Federal National Mortgage Association, 2.500%, 8/1/43	4,543
16,834	Federal National Mortgage Association, 2.500%, 4/1/45	13,628
20,088	Federal National Mortgage Association, 2.500%, 4/1/45	16,260
8,372	Federal National Mortgage Association, 2.500%, 4/1/45	6,777
13,651	Federal National Mortgage Association, 2.500%, 4/1/45	11,051
6,553	Federal National Mortgage Association, 2.500%, 4/1/45	5,305
8,656	Federal National Mortgage Association, 2.500%, 4/1/45	7,014
20,170	Federal National Mortgage Association, 2.500%, 4/1/45	16,328
18,172	Federal National Mortgage Association, 2.500%, 8/1/45	14,710
68,928	Federal National Mortgage Association, 2.500%, 9/1/50	55,769
76,104	Federal National Mortgage Association, 2.500%, 9/1/50	61,424
815,233	Federal National Mortgage Association, 2.500%, 5/1/51	657,949
259,055	Federal National Mortgage Association, 2.500%, 11/1/51	208,814
877,549	Federal National Mortgage Association, 2.500%, 12/1/51	703,867
890,897	Federal National Mortgage Association, 2.500%, 1/1/52	714,453
87,588	Federal National Mortgage Association, 2.500%, 2/1/52	70,556
1,218,468	Federal National Mortgage Association, 2.500%, 4/1/52	967,288
1,784,191	Federal National Mortgage Association, 2.500%, 4/1/52	1,418,507
100,000	Federal National Mortgage Association, 2.500%, 10/1/53 (TBA)	79,363
5,240	Federal National Mortgage Association, 3.000%, 3/1/29	4,968
28,030	Federal National Mortgage Association, 3.000%, 10/1/30	26,125
39,623	Federal National Mortgage Association, 3.000%, 9/1/42	33,872
73,334	Federal National Mortgage Association, 3.000%, 11/1/42	62,691
13,250	Federal National Mortgage Association, 3.000%, 3/1/45	11,301
13,092	Federal National Mortgage Association, 3.000%, 4/1/45	11,101
81,445	Federal National Mortgage Association, 3.000%, 3/1/47	69,064
82,284	Federal National Mortgage Association, 3.000%, 4/1/47	69,544
98,703	Federal National Mortgage Association, 3.000%, 8/1/50	82,902
424,042	Federal National Mortgage Association, 3.000%, 1/1/52	355,399
98,155	Federal National Mortgage Association, 3.000%, 2/1/52	82,286
575,559	Federal National Mortgage Association, 3.000%, 3/1/52	486,123

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/23 (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
98,158	Federal National Mortgage Association, 3.000%, 5/1/52	$ 82,313
252,176	Federal National Mortgage Association, 3.000%, 6/1/52	208,685
2,600,000	Federal National Mortgage Association, 3.000%, 10/1/53 (TBA)	2,149,570
220,990	Federal National Mortgage Association, 3.000%, 2/1/57	181,091
5,196	Federal National Mortgage Association, 3.500%, 10/1/41	4,612
54,421	Federal National Mortgage Association, 3.500%, 6/1/42	48,288
20,036	Federal National Mortgage Association, 3.500%, 8/1/42	17,776
107,738	Federal National Mortgage Association, 3.500%, 2/1/45	95,206
26,175	Federal National Mortgage Association, 3.500%, 9/1/45	22,990
16,729	Federal National Mortgage Association, 3.500%, 9/1/45	14,781
29,064	Federal National Mortgage Association, 3.500%, 5/1/46	25,578
89,774	Federal National Mortgage Association, 3.500%, 1/1/47	79,098
173,597	Federal National Mortgage Association, 3.500%, 3/1/52	151,244
430,149	Federal National Mortgage Association, 3.500%, 3/1/52	370,638
23,472	Federal National Mortgage Association, 3.500%, 4/1/52	20,206
94,215	Federal National Mortgage Association, 3.500%, 4/1/52	81,089
263,942	Federal National Mortgage Association, 3.500%, 5/1/52	228,995
121,661	Federal National Mortgage Association, 3.500%, 8/1/58	103,470
91,605	Federal National Mortgage Association, 4.000%, 10/1/40	83,877
11,035	Federal National Mortgage Association, 4.000%, 12/1/40	10,104
1,729	Federal National Mortgage Association, 4.000%, 11/1/41	1,583
58,755	Federal National Mortgage Association, 4.000%, 1/1/42	53,796
19,477	Federal National Mortgage Association, 4.000%, 1/1/42	17,832
20,354	Federal National Mortgage Association, 4.000%, 4/1/42	18,636
56,126	Federal National Mortgage Association, 4.000%, 7/1/42	51,387
11,446	Federal National Mortgage Association, 4.000%, 7/1/50	10,250
53,428	Federal National Mortgage Association, 4.000%, 11/1/50	47,915
27,481	Federal National Mortgage Association, 4.000%, 12/1/50	24,593
11,973	Federal National Mortgage Association, 4.000%, 1/1/51	10,698
16,938	Federal National Mortgage Association, 4.000%, 2/1/51	15,152
20,143	Federal National Mortgage Association, 4.000%, 4/1/51	18,028
40,324	Federal National Mortgage Association, 4.000%, 6/1/51	36,037
10,397	Federal National Mortgage Association, 4.000%, 7/1/51	9,367
116,052	Federal National Mortgage Association, 4.000%, 7/1/51	103,603
900,000	Federal National Mortgage Association, 4.500%, 10/15/38 (TBA)	862,563
11,405	Federal National Mortgage Association, 4.500%, 11/1/40	10,759
1,988	Federal National Mortgage Association, 4.500%, 4/1/41	1,878
98,523	Federal National Mortgage Association, 4.500%, 5/1/41	92,940
93,998	Federal National Mortgage Association, 4.500%, 5/1/41	88,794
37,112	Federal National Mortgage Association, 4.500%, 5/1/41	35,057
168,513	Federal National Mortgage Association, 4.500%, 9/1/43	159,193
96,477	Federal National Mortgage Association, 4.500%, 1/1/44	91,140
79,039	Federal National Mortgage Association, 4.500%, 3/1/44	74,774
194,134	Federal National Mortgage Association, 4.500%, 6/1/44	183,391
823,240	Federal National Mortgage Association, 4.500%, 7/1/44	773,415
57,683	Federal National Mortgage Association, 4.500%, 8/1/47	54,129
23,185	Federal National Mortgage Association, 5.000%, 5/1/31	22,467
1,300,000	Federal National Mortgage Association, 5.000%, 10/1/38 (TBA)	1,265,875
2,330	Federal National Mortgage Association, 5.000%, 6/1/40	2,278

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,227	Federal National Mortgage Association, 5.000%, 7/1/40	$ 1,198
187,782	Federal National Mortgage Association, 5.000%, 10/1/50	179,687
97,553	Federal National Mortgage Association, 5.000%, 6/1/52	92,240
283,849	Federal National Mortgage Association, 5.000%, 8/1/52	267,897
768,902	Federal National Mortgage Association, 5.000%, 8/1/52	726,148
96,629	Federal National Mortgage Association, 5.000%, 4/1/53	91,249
2,430	Federal National Mortgage Association, 5.500%, 9/1/33	2,390
2,942	Federal National Mortgage Association, 5.500%, 12/1/34	2,879
9,045	Federal National Mortgage Association, 5.500%, 10/1/35	8,970
1,500,000	Federal National Mortgage Association, 5.500%, 10/15/38 (TBA)	1,483,887
193,240	Federal National Mortgage Association, 5.500%, 4/1/50	189,688
281,208	Federal National Mortgage Association, 5.500%, 4/1/50	276,039
98,027	Federal National Mortgage Association, 5.500%, 1/1/53	95,181
99,221	Federal National Mortgage Association, 5.500%, 2/1/53	96,370
99,367	Federal National Mortgage Association, 5.500%, 3/1/53	96,072
97,335	Federal National Mortgage Association, 5.500%, 4/1/53	94,212
92,887	Federal National Mortgage Association, 5.500%, 4/1/53	89,878
99,182	Federal National Mortgage Association, 5.500%, 4/1/53	95,916
99,262	Federal National Mortgage Association, 5.500%, 4/1/53	96,145
99,574	Federal National Mortgage Association, 5.500%, 7/1/53	96,607
99,001	Federal National Mortgage Association, 5.500%, 7/1/53	96,197
689,140	Federal National Mortgage Association, 5.500%, 8/1/53	666,237
778,000	Federal National Mortgage Association, 5.500%, 9/1/53	752,144
156,000	Federal National Mortgage Association, 5.500%, 9/1/53	150,815
166,000	Federal National Mortgage Association, 5.500%, 9/1/53	160,483
400,000	Federal National Mortgage Association, 5.500%, 10/1/53	386,706
1,462	Federal National Mortgage Association, 6.000%, 9/1/29	1,472
463	Federal National Mortgage Association, 6.000%, 10/1/32	458
1,884	Federal National Mortgage Association, 6.000%, 11/1/32	1,861
5,198	Federal National Mortgage Association, 6.000%, 11/1/32	5,132
6,330	Federal National Mortgage Association, 6.000%, 4/1/33	6,281
2,267	Federal National Mortgage Association, 6.000%, 5/1/33	2,241
3,337	Federal National Mortgage Association, 6.000%, 6/1/33	3,295
7,256	Federal National Mortgage Association, 6.000%, 7/1/34	7,189
1,383	Federal National Mortgage Association, 6.000%, 9/1/34	1,379
404	Federal National Mortgage Association, 6.000%, 7/1/38	399
106,107	Federal National Mortgage Association, 6.000%, 1/1/53	106,094
29,242	Federal National Mortgage Association, 6.000%, 1/1/53	29,085
97,130	Federal National Mortgage Association, 6.000%, 1/1/53	96,488
99,423	Federal National Mortgage Association, 6.000%, 3/1/53	98,269
195,749	Federal National Mortgage Association, 6.000%, 5/1/53	195,725
98,380	Federal National Mortgage Association, 6.000%, 5/1/53	97,622
169,250	Federal National Mortgage Association, 6.000%, 6/1/53	168,285
99,775	Federal National Mortgage Association, 6.000%, 7/1/53	99,103
99,140	Federal National Mortgage Association, 6.000%, 7/1/53	98,754
99,704	Federal National Mortgage Association, 6.000%, 7/1/53	99,168
99,599	Federal National Mortgage Association, 6.000%, 7/1/53	98,990
99,805	Federal National Mortgage Association, 6.000%, 8/1/53	98,775
147,434	Federal National Mortgage Association, 6.000%, 8/1/53	145,549

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/23 (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
800,000	Federal National Mortgage Association, 6.000%, 9/1/53	$ 789,774
99,409	Federal National Mortgage Association, 6.000%, 9/1/53	98,138
1,100,000	Federal National Mortgage Association, 6.000%, 10/1/53	1,085,939
420	Federal National Mortgage Association, 6.500%, 4/1/29	422
676	Federal National Mortgage Association, 6.500%, 1/1/32	679
568	Federal National Mortgage Association, 6.500%, 2/1/32	586
1,278	Federal National Mortgage Association, 6.500%, 3/1/32	1,284
2,170	Federal National Mortgage Association, 6.500%, 4/1/32	2,180
1,167	Federal National Mortgage Association, 6.500%, 8/1/32	1,181
765	Federal National Mortgage Association, 6.500%, 8/1/32	769
11,644	Federal National Mortgage Association, 6.500%, 7/1/34	11,734
193,968	Federal National Mortgage Association, 6.500%, 3/1/53	196,815
93,622	Federal National Mortgage Association, 6.500%, 8/1/53	94,372
99,891	Federal National Mortgage Association, 6.500%, 8/1/53	100,619
99,926	Federal National Mortgage Association, 6.500%, 8/1/53	100,689
82,369	Federal National Mortgage Association, 6.500%, 8/1/53	82,949
300,000	Federal National Mortgage Association, 6.500%, 9/1/53	301,596
99,924	Federal National Mortgage Association, 6.500%, 9/1/53	100,724
398	Federal National Mortgage Association, 7.000%, 11/1/29	395
287	Federal National Mortgage Association, 7.000%, 7/1/31	284
951	Federal National Mortgage Association, 7.000%, 1/1/32	979
225	Federal National Mortgage Association, 7.500%, 2/1/31	231
1,595	Federal National Mortgage Association, 8.000%, 10/1/30	1,641
900,000	Government National Mortgage Association, 3.000%, 10/15/53 (TBA)	762,680
1,400,000	Government National Mortgage Association, 3.500%, 10/15/53 (TBA)	1,226,203
100,000	Government National Mortgage Association, 4.000%, 10/15/53 (TBA)	90,090
1,200,000	Government National Mortgage Association, 5.000%, 10/15/53 (TBA)	1,137,094
1,000,000	Government National Mortgage Association, 5.500%, 10/15/53 (TBA)	970,391
1,300,000	Government National Mortgage Association, 6.000%, 10/15/53 (TBA)	1,288,117
400,000	Government National Mortgage Association, 6.500%, 10/15/53 (TBA)	402,250
84,539	Government National Mortgage Association I, 3.500%, 11/15/41	75,968
29,758	Government National Mortgage Association I, 3.500%, 8/15/42	26,753
11,173	Government National Mortgage Association I, 3.500%, 10/15/42	10,039
32,829	Government National Mortgage Association I, 3.500%, 1/15/45	29,498
22,125	Government National Mortgage Association I, 3.500%, 8/15/46	19,720
16,558	Government National Mortgage Association I, 4.000%, 1/15/25	16,319
48,967	Government National Mortgage Association I, 4.000%, 8/15/43	45,306
60,133	Government National Mortgage Association I, 4.000%, 3/15/44	55,610
11,641	Government National Mortgage Association I, 4.000%, 9/15/44	10,713
25,070	Government National Mortgage Association I, 4.000%, 4/15/45	23,085
35,722	Government National Mortgage Association I, 4.000%, 6/15/45	33,098
3,948	Government National Mortgage Association I, 4.000%, 7/15/45	3,653
6,495	Government National Mortgage Association I, 4.000%, 8/15/45	5,977
23,097	Government National Mortgage Association I, 4.500%, 5/15/39	22,092
809	Government National Mortgage Association I, 4.500%, 8/15/41	765
3,644	Government National Mortgage Association I, 5.500%, 3/15/33	3,542
4,517	Government National Mortgage Association I, 5.500%, 7/15/33	4,426
11,652	Government National Mortgage Association I, 5.500%, 8/15/33	11,437
6,723	Government National Mortgage Association I, 5.500%, 10/15/34	6,544

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,666	Government National Mortgage Association I, 6.000%, 4/15/28	$ 2,695
2,024	Government National Mortgage Association I, 6.000%, 2/15/29	2,007
4,262	Government National Mortgage Association I, 6.000%, 9/15/32	4,254
1,078	Government National Mortgage Association I, 6.000%, 10/15/32	1,068
9,099	Government National Mortgage Association I, 6.000%, 11/15/32	9,027
4,207	Government National Mortgage Association I, 6.000%, 11/15/32	4,174
2,759	Government National Mortgage Association I, 6.000%, 1/15/33	2,828
7,546	Government National Mortgage Association I, 6.000%, 12/15/33	7,500
3,557	Government National Mortgage Association I, 6.000%, 8/15/34	3,626
6,871	Government National Mortgage Association I, 6.000%, 8/15/34	6,805
301	Government National Mortgage Association I, 6.500%, 3/15/26	303
1,223	Government National Mortgage Association I, 6.500%, 6/15/28	1,231
3,749	Government National Mortgage Association I, 6.500%, 5/15/29	3,773
1,377	Government National Mortgage Association I, 6.500%, 5/15/29	1,386
6,960	Government National Mortgage Association I, 6.500%, 7/15/31	7,006
2,291	Government National Mortgage Association I, 6.500%, 9/15/31	2,308
4,366	Government National Mortgage Association I, 6.500%, 10/15/31	4,395
1,806	Government National Mortgage Association I, 6.500%, 12/15/31	1,818
887	Government National Mortgage Association I, 6.500%, 12/15/31	894
495	Government National Mortgage Association I, 6.500%, 4/15/32	499
265	Government National Mortgage Association I, 6.500%, 4/15/32	267
446	Government National Mortgage Association I, 6.500%, 6/15/32	449
1,015	Government National Mortgage Association I, 6.500%, 6/15/32	1,022
2,574	Government National Mortgage Association I, 6.500%, 7/15/32	2,591
7,390	Government National Mortgage Association I, 6.500%, 12/15/32	7,454
6,358	Government National Mortgage Association I, 7.000%, 7/15/26	6,320
508	Government National Mortgage Association I, 7.000%, 9/15/27	504
7,159	Government National Mortgage Association I, 7.000%, 2/15/28	7,096
1,752	Government National Mortgage Association I, 7.000%, 11/15/28	1,736
1,374	Government National Mortgage Association I, 7.000%, 1/15/29	1,374
981	Government National Mortgage Association I, 7.000%, 6/15/29	972
256	Government National Mortgage Association I, 7.000%, 7/15/29	254
722	Government National Mortgage Association I, 7.000%, 7/15/29	718
459	Government National Mortgage Association I, 7.000%, 12/15/30	454
1,143	Government National Mortgage Association I, 7.000%, 2/15/31	1,133
1,158	Government National Mortgage Association I, 7.000%, 8/15/31	1,182
1,150	Government National Mortgage Association I, 7.500%, 10/15/29	1,149
2,182	Government National Mortgage Association II, 3.500%, 3/20/45	1,870
3,996	Government National Mortgage Association II, 3.500%, 4/20/45	3,556
13,113	Government National Mortgage Association II, 3.500%, 4/20/45	11,671
7,426	Government National Mortgage Association II, 3.500%, 4/20/45	6,609
32,161	Government National Mortgage Association II, 3.500%, 1/20/46	28,669
14,810	Government National Mortgage Association II, 3.500%, 3/20/46	13,189
60,007	Government National Mortgage Association II, 3.500%, 11/20/46	53,474
7,833	Government National Mortgage Association II, 4.000%, 8/20/39	7,257
9,746	Government National Mortgage Association II, 4.000%, 7/20/42	9,010
120,904	Government National Mortgage Association II, 4.000%, 7/20/44	111,417
12,020	Government National Mortgage Association II, 4.000%, 9/20/44	11,086
12,751	Government National Mortgage Association II, 4.000%, 3/20/46	11,716

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/23 (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
38,144	Government National Mortgage Association II, 4.000%, 10/20/46	$ 34,904
29,141	Government National Mortgage Association II, 4.000%, 2/20/48	26,404
35,689	Government National Mortgage Association II, 4.000%, 4/20/48	32,377
261,753	Government National Mortgage Association II, 4.000%, 9/20/52	235,863
3,624	Government National Mortgage Association II, 4.500%, 9/20/41	3,439
20,722	Government National Mortgage Association II, 4.500%, 5/20/43	19,663
64,068	Government National Mortgage Association II, 4.500%, 1/20/44	60,874
42,796	Government National Mortgage Association II, 4.500%, 9/20/44	40,783
16,503	Government National Mortgage Association II, 4.500%, 10/20/44	15,680
32,105	Government National Mortgage Association II, 4.500%, 11/20/44	30,505
83,379	Government National Mortgage Association II, 4.500%, 2/20/48	78,250
472,125	Government National Mortgage Association II, 4.500%, 9/20/52	436,587
98,756	Government National Mortgage Association II, 5.500%, 9/20/52	95,881
4,412	Government National Mortgage Association II, 6.000%, 11/20/33	4,508
690	Government National Mortgage Association II, 6.500%, 8/20/28	694
1,195	Government National Mortgage Association II, 6.500%, 12/20/28	1,202
795	Government National Mortgage Association II, 6.500%, 9/20/31	820
545	Government National Mortgage Association II, 7.000%, 5/20/26	544
2,154	Government National Mortgage Association II, 7.000%, 2/20/29	2,174
407	Government National Mortgage Association II, 7.000%, 1/20/31	417
151	Government National Mortgage Association II, 7.500%, 8/20/27	152
31	Government National Mortgage Association II, 8.000%, 8/20/25	31
3,100,000(j)	U.S. Treasury Bills, 10/3/23	3,099,547
4,100,000(j)	U.S. Treasury Bills, 10/5/23	4,098,199
2,000,000(j)	U.S. Treasury Bills, 10/12/23	1,997,068
3,500,000(j)	U.S. Treasury Bills, 10/24/23	3,488,715
8,275,600	U.S. Treasury Bonds, 2.250%, 2/15/52	5,078,503
3,450,000	U.S. Treasury Bonds, 3.000%, 2/15/48	2,524,160
1,614,200(d)	U.S. Treasury Bonds, 4.375%, 8/15/43	1,505,998
1,117,849	U.S. Treasury Inflation Indexed Bonds, 1.500%, 2/15/53	923,765
3,050,000	U.S. Treasury Notes, 3.500%, 2/15/33	2,798,375
3,374,300(d)	U.S. Treasury Notes, 4.500%, 9/30/30	3,375,355
	Total U.S. Government and Agency Obligations (Cost $78,348,996)	$73,619,557

Shares
	SHORT TERM INVESTMENTS — 2.2% of Net Assets
	Open-End Fund — 2.2%
2,851,323(k)	Dreyfus Government Cash Management, Institutional Shares, 5.22%	$ 2,851,323
		$2,851,323
	TOTAL SHORT TERM INVESTMENTS (Cost $2,851,323)	$2,851,323
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 110.1% (Cost $161,990,427)	$145,517,734

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Net Realized Gain (Loss) for the period ended 9/30/23	Net Unrealized Appreciation (Depreciation) for the period ended 9/30/23	Capital Gain Distributions for the period ended 9/30/23	Dividend Income for the period ended 9/30/23
	Affiliated Issuer — 2.3%
	Closed-End Fund — 2.3% of Net Assets
336,850(l)	Pioneer ILS Interval Fund	$—	$377,272	$—	$—	$ 3,109,126
	Total Investments in Affiliated Issuer — 2.3% (Cost $3,388,570)					$3,109,126
Principal Amount USD ($)
	TBA Sales Commitments — (2.3)% of Net Assets
	U.S. Government and Agency Obligations — (2.3)%
(1,400,000)	Federal National Mortgage Association, 5.000%, 10/1/53 (TBA)	$ (1,320,812)
(1,200,000)	Federal National Mortgage Association, 5.500%, 10/1/53 (TBA)	(1,159,641)
(600,000)	Federal National Mortgage Association, 6.000%, 10/1/53 (TBA)	(592,125)
	TOTAL TBA SALES COMMITMENTS (Proceeds $3,104,871)	$(3,072,578)

	OTHER ASSETS AND LIABILITIES — (10.1)%	$(13,318,568)
	net assets — 100.0%	$132,235,714

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRESB	Freddie Mac Multifamily Small Balance Certificates.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At September 30, 2023, the value of these securities amounted to $39,593,875, or 29.9% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at September 30, 2023.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at September 30, 2023.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at September 30, 2023.
(d)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Consists of Revenue Bonds unless otherwise indicated.
(h)	Non-income producing security.
(i)	Issued as preference shares.
(j)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(k)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2023.
(l)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc., (the “Adviser”).

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/23 (unaudited) (continued)
*	Senior secured ﬂoating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at September 30, 2023.
†	Amount rounds to less than 0.1%.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2019	7/10/2019	$ 4,281	$ 252
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
29	U.S. 2 Year Note (CBT)	12/29/23	$5,900,026	$5,878,617	$(21,409)
316	U.S. 5 Year Note (CBT)	12/29/23	33,571,588	33,293,564	(278,024)
			$39,471,614	$39,172,181	$(299,433)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
12	U.S. 10 Year Ultra Bond (CBT)	12/19/23	$(1,341,532)	$(1,338,750)	$2,782
28	U.S. Ultra Bond (CBT)	12/19/23	(3,580,048)	(3,323,250)	256,798
			$(4,921,580)	$(4,662,000)	$259,580
TOTAL FUTURES CONTRACTS			$34,550,034	$34,510,181	$(39,853)
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
10,790,000	Markit CDX North America High Yield Index Series 41	Pay	5.00%	12/20/28	$(103,745)	$3,098	$(100,647)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(103,745)	$3,098	$(100,647)
TOTAL SWAP CONTRACTS					$(103,745)	$3,098	$(100,647)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of September 30, 2023, in valuing the Portfolio's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$641,463	$—	$641,463
Asset Backed Securities	—	9,426,233	—	9,426,233
Collateralized Mortgage Obligations	—	10,523,685	—	10,523,685
Commercial Mortgage-Backed Securities	—	5,461,447	—	5,461,447
Corporate Bonds	—	42,072,901	—	42,072,901
Convertible Preferred Stock	870,815	—	—	870,815
Municipal Bonds	—	50,058	—	50,058

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

	Level 1	Level 2	Level 3	Total
Insurance-Linked Securities
Reinsurance Sidecars	$—	$—	$252	$252
U.S. Government and Agency Obligations	—	73,619,557	—	73,619,557
Open-End Fund	2,851,323	—	—	2,851,323
Affiliated Closed-End Fund	3,109,126	—	—	3,109,126
Total Investments in Securities	$6,831,264	$141,795,344	$252	$148,626,860
Liabilities
TBA Sales Commitments	$—	$(3,072,578)	$—	$(3,072,578)
Total Liabilities	$—	$(3,072,578)	$—	$(3,072,578)
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(39,853)	$—	$—	$(39,853)
Swap contracts, at value	—	(100,647)	—	(100,647)
Total Other Financial Instruments	$(39,853)	$(100,647)	$—	$(140,500)
During the period ended September 30, 2023, there were no significant transfers in or out of Level 3.